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361 Domestic Long/Short Equity Fund
SUMMARY SECTION – 361 DOMESTIC LONG/SHORT EQUITY FUND
Investment Objectives

The investment objective of the 361 Domestic Long/Short Equity Fund (the "Domestic Long/Short Equity Fund" or "Fund") is to achieve long-term capital appreciation. The Fund also seeks to preserve capital in down markets.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - 361 Domestic Long/Short Equity Fund - USD ($)	Investor Class	Class I	Class Y
Maximum sales charge (load) imposed on purchases	none	none	none
Maximum deferred sales charge (load)	none	none	none
Redemption fee	none	none	none
Wire fee	$ 20	$ 20	$ 20
Overnight check delivery fee	25	25	25
Retirement account fees (annual maintenance fee)	$ 15	$ 15	$ 15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - 361 Domestic Long/Short Equity Fund		Investor Class	Class I	Class Y
Management fees	[1]	1.10%	1.10%	1.10%
Distribution and service (Rule 12b-1) fees	[1]	0.25%	none	none
Shareholder service fee	[1],[2]	0.15%	0.11%	none
Dividends and interest expense on short sales	[1]	1.04%	1.04%	1.04%
All other expenses	[1]	0.52%	0.52%	0.52%
Other expenses	[1]	1.71%	1.67%	1.56%
Total annual fund operating expenses	[1]	3.06%	2.77%	2.66%
Fees waived and/or expenses reimbursed	[1],[3]	(0.23%)	(0.23%)	(0.23%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	[1],[3]	2.83%	2.54%	2.43%
[1]	The expense information in the table has been restated to reflect the current expense limitation agreement.
[2]	The maximum shareholder service fee for Investor Class and Class I shares is 0.15%.
[3]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, extraordinary expenses such as litigation expenses, Rule 12b-1 fees, and shareholder service fees) do not exceed 1.39% of the Fund's average daily net assets. This agreement is in effect until February 28, 2021, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund's annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The example reflects the Fund's contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - 361 Domestic Long/Short Equity Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Investor Class	286	924	1,586	3,358
Class I	257	837	1,444	3,083
Class Y	246	805	1,390	2,976

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 332% of the average value of its portfolio.

Principal Investment Strategies

In pursuing its investment objectives, the Fund seeks to invest at least 80% of the value of its net assets (which include borrowings for investment purposes) in equity securities such as common stocks, warrants and rights of issuers that are organized in the United States and the securities of which are principally traded on a major U.S. exchange. The Fund employs a strategy of taking long and short positions in equity securities publicly traded in the United States. The Fund buys securities "long" that Wells Capital Management, Inc. ("WellsCap" or the "Sub-Advisor"), the Fund's sub-advisor, believes will outperform the equity market, and sells securities "short" that the Sub-Advisor believes will underperform the equity market. The Fund's long-short exposure will vary over time based on the Sub-Advisor's assessments of market conditions and other factors. The Fund may invest in equity securities of issuers in all market capitalization ranges without limitation. The Sub-Advisor anticipates that, in general, the net long exposure of the Fund will not exceed 100% and the Fund will not have a net short exposure. The Fund's investment strategy involves active and frequent trading.

The Fund's strategy seeks to provide favorable performance while seeking to reduce certain risks relative to a portfolio comprised of only long positions in the same or substantially similar securities, but there can be no guarantee that its strategy will be successful in this regard.

The Fund may also invest from time to time in futures, swaps and options contracts on securities, and securities indices. The Fund may also enter into options on futures contracts. The Fund may purchase or write options in combination with each other (i.e., simultaneously writing call options and purchasing put options) to seek to adjust the risk and return of its overall investment positions. The Fund may employ the types of derivatives referenced above in order to obtain short or long exposures to securities. The Fund will not count its derivatives positions, including futures, swaps and option positions, for purposes of determining whether it holds at least 80% of the value of its net assets (including investment-related borrowings) in equity securities.

The Fund may invest in exchange-traded funds ("ETFs") designed to track U.S. equity securities indices to manage the Fund's cash holdings and gain exposure to the types of securities in which the Fund primarily invests. The Fund will count its ETF positions for purposes of determining whether it holds at least 80% of the value of its net assets (including investment-related borrowings) in equity securities of U.S. issuers.

Principal Risks of Investing

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objectives.

Equity risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Market risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Short sales risk. In connection with a short sale of a security or other instrument, the Fund is subject to the risk that instead of declining, the price of the security or other instrument sold short will rise. If the price of the security or other instrument sold short increases between the date of the short sale and the date on which the Fund replaces the security or other instrument borrowed to make the short sale, the Fund will experience a loss, which is theoretically unlimited since there is a theoretically unlimited potential for the market price of a security or other instrument sold short to increase. Shorting options or futures may have an imperfect correlation to the assets held by the Fund and may not adequately protect against losses in or may result in greater losses for the Fund's portfolio.

Leveraging risk. Certain Fund transactions, including entering into futures contracts and taking short positions in financial instruments, may give rise to a form of leverage. Leverage can magnify the effects of changes in the value of the Fund's investments and make the Fund more volatile. Leverage creates a risk of loss of value on a larger pool of assets than the Fund would otherwise have had, potentially resulting in the loss of all assets. The Fund may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

Market capitalization risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion. The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Asset segregation risk. As a series of an investment company registered with the SEC, the Fund must segregate liquid assets, or engage in other measures to "cover" open positions with respect to certain kinds of derivatives and short sales. The Fund may incur losses on derivatives and other leveraged investments (including the entire amount of the Fund's investment in such investments) even if they are covered.

Management and strategy risk. The value of your investment depends on the judgment of the Fund's advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect.

Market sector risk. The Fund's investment strategy may result in significant over or under exposure to certain industries or market sectors, which may cause the Fund's performance to be more or less sensitive to developments affecting those industries or sectors. For example, as of October 31, 2019, 33.2% of the Fund's assets were invested in the consumer, non-cyclical sector. Companies in the consumer sector may be adversely impacted by fluctuations in supply and demand, changes in the global economy, consumer spending, competition, demographics and consumer preferences, and production spending. Companies in the consumer sector are also affected by changes in government regulation, global economic, environmental and political events, economic conditions and the depletion of resources.

Portfolio turnover risk. Active and frequent trading of the Fund's portfolio securities may lead to higher transaction costs and may result in a greater number of taxable transactions than would otherwise be the case, which could negatively affect the Fund's performance. A high rate of portfolio turnover is 100% or more.

Warrants and rights risk. Warrants and rights may lack a liquid secondary market for resale. The prices of warrants and rights may fluctuate as a result of speculation or other factors. Warrants and rights can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants and rights do not necessarily move in tandem with the prices of their underlying securities and are highly volatile and speculative investments. If a warrant or right expires without being exercised, the Fund will lose any amount paid for the warrant or right.

Derivatives risk. Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. Major types of derivatives include futures, options, swaps and forward contracts. Using derivatives exposes the Fund to additional or heightened risks, including leverage risk, liquidity risk, valuation risk, market risk, counterparty risk, and credit risk. Derivatives transactions can be highly illiquid and difficult to unwind or value, they can increase Fund volatility, and changes in the value of a derivative held by the Fund may not correlate with the value of the underlying instrument or the Fund's other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. However, derivatives are subject to additional risks such as operational risk, including settlement issues, and legal risk, including that underlying documentation is incomplete or ambiguous. These additional risks include, but are not limited to, illiquidity risk and counterparty credit risk. For derivatives that are required to be cleared by a regulated clearinghouse, other risks may arise from the Fund's relationship with a brokerage firm through which it submits derivatives trades for clearing, including in some cases from other clearing customers of the brokerage firm.

Cybersecurity risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Fund's advisor, the Sub-Advisor, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder's ability to exchange or redeem Fund shares may be affected. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for Class Y shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of a broad-based market index. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. The bar chart shows the performance of the Fund's Class Y shares. Investor Class shares and Class I shares' performance would be lower than the Fund's Class Y shares because of the higher expenses paid by Investor Class shares and Class I shares. Updated performance information is available on the Fund's website at www.361funds.com.

Calendar Year Total Return (before taxes) for Class Y Shares For each calendar year at NAV

Class Y
Highest Calendar Quarter Return at NAV	9.29%	Quarter Ended 03/31/2019
Lowest Calendar Quarter Return at NAV	(11.25)%	Quarter Ended 12/31/2018

Average Annual Total Returns (for periods ended December 31, 2019)
Average Annual Total Returns - 361 Domestic Long/Short Equity Fund		1 Year	3 Years	Since Inception	Inception Date
Investor Class		11.91%	5.63%	4.63%	Mar. 31, 2016
Class I		12.16%	5.94%	4.89%	Mar. 31, 2016
Class Y		12.39%	6.04%	5.03%	Mar. 31, 2016
Class Y | After Taxes on Distributions	[1]	11.33%	4.71%	3.87%	Mar. 31, 2016
Class Y | After Taxes on Distributions and Sales	[1]	8.08%	4.42%	3.66%	Mar. 31, 2016
Russel 1000 Index (Reflects No Deductions for Fees, Expenses or Taxes)		31.43%	15.05%	14.94%	Mar. 31, 2016
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class Y Shares only and after-tax returns for classes other than Class Y will vary from returns shown for Class Y.